Share-based payments - Vesting period of shares granted under share purchase plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 5,074	$ 4,410	$ 3,519
Forfeited during the year	103,712	551,732
Share purchase plan
Share-based payments
Shares outstanding	6,579,214
Compensation expense recorded in the consolidated statement of operations | $	$ 5,074	$ 4,410	$ 3,519
Forfeited during the year	103,712	551,732	327,217
Share purchase plan | Vesting / Exercisable within one year
Share-based payments
Shares outstanding	3,084,981
Share purchase plan | Vesting / Exercisable within two years
Share-based payments
Shares outstanding	2,042,732
Share purchase plan | Vesting / Exercisable within three years
Share-based payments
Shares outstanding	1,451,501